Other Long-term Liabilities - Summary of Other Long-term Liabilities (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Subclassifications of assets, liabilities and equities [abstract]
Fair value of unredeemed points awarded under the Group's frequent flyer programmes	¥ 2,030	¥ 1,750
Long-term duties and levies payable relating to finance leases	1,411	1,608
Other long-term payables	1,321	1,151
Other long-term liabilities	4,762	4,509
Less: current portion included in other payables and accrued expenses (Note 32)	(1,038)	(635)
Long-term portion	¥ 3,724	¥ 3,874